Deposits	12 Months Ended
Dec. 31, 2010
Deposits
12.	Deposits

The following table summarizes the details of deposits at December 31:

	2009			2010
	Balance		Weighted- Average Interest Rate	Balance		Weighted- Average Interest Rate
	(in millions of Won, except percentages)
Interest-bearing deposits
Demand deposits	(Won)	7,529,357	0.45%	(Won)	8,643,365	0.49%
Savings deposits		37,502,198	1.22%		42,719,222	1.04%
Certificate of deposits		7,800,821	5.48%		3,461,483	4.49%
Other time deposits		87,822,670	3.91%		94,883,767	3.54%
Mutual installment deposits		153,856	3.70%		106,460	3.53%

		140,808,902	3.12%		149,814,297	2.65%

Non-interest-bearing deposits
Demand deposits		2,889,587	—		3,077,886	—

	(Won)	143,698,489	3.06%	(Won)	152,892,183	2.61%

Other time deposits include premium accounts for loyal customers, tax savings accounts for high net worth customers, savings accounts for household financing and foreign currency deposits. Mutual installment deposits enable customers to become eligible for mortgage and other consumer loans as well as corporate loans while maintaining an account with the Group.

The aggregate balance of time deposit accounts (including certificate of deposits, other time deposits, mutual installment deposits) in denominations of (Won)100 million or more at December 31, 2009 and 2010 were (Won)74,387,872 million and (Won) 75,169,760 million, respectively.

The following table sets forth the contractual maturities of certificate of deposits, other time deposits and mutual installment deposits at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	90,640,324
2012		3,179,300
2013		2,627,874
2014		976,400
2015		220,559
Thereafter		807,253

	(Won)	98,451,710

The Korea Deposit Insurance Corporation (KDIC) provides deposit insurance up to a total of (Won)50 million per depositor in each bank pursuant to the Depositor Protection Act, regardless of the placement date of the deposit.